Segmented Information - Segment Assets and Liabilities by Geographical Area (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total general fund assets	$ 197,090	$ 180,229
Investments for account of segregated fund holders	125,921	116,973
Asset Management
Disclosure of operating segments [line items]
Total general fund assets	6,957	5,666
Investments for account of segregated fund holders	0	0
Asset Management | United States
Disclosure of operating segments [line items]
Total general fund assets	5,124	4,770
Asset Management | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	1,037	145
Investments for account of segregated fund holders	0	0
Asset Management | Canada
Disclosure of operating segments [line items]
Total general fund assets	580	534
Asset Management | Other countries
Disclosure of operating segments [line items]
Total general fund assets	216	217
Corporate
Disclosure of operating segments [line items]
Total general fund assets	13,897	13,930
Investments for account of segregated fund holders	10,675	11,026
Corporate | United States
Disclosure of operating segments [line items]
Total general fund assets	2,227	2,329
Corporate | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	7,766	8,210
Investments for account of segregated fund holders	10,675	11,026
Corporate | Canada
Disclosure of operating segments [line items]
Total general fund assets	3,716	3,202
Corporate | Other countries
Disclosure of operating segments [line items]
Total general fund assets	$ 188	$ 189